CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 592,709	$ 929,072
Prepaid expenses and advances	60,356	3,646,390
Total Current Assets	653,065	4,575,462
Property, plant & equipment, net	21,726	138,230
Investment in operating joint venture	50,378,205	64,026,705
Other Assets:
Deferred financing costs, net	1,300,671	1,643,943
Total Assets	52,353,667	70,384,340
LIABILITIES AND SHAREHOLDERS’ EQUITY
Promissory note	417,151	0
Other current liabilities	6,210,075	2,069,466
Amount due to Hubei Chutian	3,189,195	7,050,397
Senior secured notes	14,182,704	0
Secured notes	16,159,035	0
Unsecured notes	4,218,128	0
Total Current Liabilities	44,376,288	9,119,863
Long Term Liabilities:
Senior secured notes	0	10,633,911
Secured notes	0	16,159,035
Unsecured notes	0	4,218,128
Total Liabilities	44,376,288	40,130,937
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS’ EQUITY
Common Stock, Value, Issued	20,541	17,060
Additional paid-in capital	116,031,025	114,368,149
Accumulated deficit	(105,308,994)	(84,572,062)
Accumulated other comprehensive income/loss	(2,796,932)	405,036
Total shareholders' equity	7,977,379	30,253,403
Total liabilities and shareholders’ equity	52,353,667	70,384,340
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
ASSETS
Cash and cash equivalents	6,867,504	9,451,600
Accounts and other receivable	224,018	3,183,474
Prepaid expenses and advances	3,933,191	3,280,994
Inventories	6,435,300	4,070,459
Amount due from JYNT	3,189,195	7,050,397
Total Current Assets	20,649,208	27,036,924
Property, plant & equipment, net	96,925,739	83,179,431
Land use rights, net	328,706	320,134
Construction in progress	11,133,264	6,276,049
Intangible assets, net	13,206,373	14,006,759
Goodwill	19,275,561	19,275,561
Other Assets:
Total Assets	161,518,851	150,094,858
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	25,319,635	15,603,054
Loan payable to Hubei SOE, current portion	6,359,933	4,617,825
Service performance obligation	4,552,295	5,712,207
Obligations under capital lease, current portion	3,026,297	0
Other current liabilities	7,933,329	8,878,949
Amount due to Hubei Chutian	8,825,669	11,638,436
Total Current Liabilities	56,017,158	46,450,471
Long Term Liabilities:
Obligations under capital lease less current portion	4,909,077	0
Loan payable to Hubei SOE, less current portion	8,917,959	10,530,342
Loan from owners	96,460,813	91,944,551
Total Liabilities	166,305,007	148,925,364
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common Stock, Value, Issued	15,005,484	15,005,484
Accumulated deficit	(17,416,055)	(12,797,886)
Accumulated other comprehensive income/loss	(2,375,585)	(1,038,104)
Total shareholders' equity	(4,786,156)	1,169,494
Total liabilities and shareholders’ equity	161,518,851	150,094,858
Series A Convertible Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred Stock, Value, Issued	25,169	27,808
Series B Convertible Preferred Stock [Member]
SHAREHOLDERS’ EQUITY
Preferred Stock, Value, Issued	$ 6,570	$ 7,412